Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Bonds		¥ 4,998,000,000
Short-term bank deposits from ultimate holding company	¥ 8,646,000,000	5,563,000,000
Cash and bank balances	114,729,000,000	75,298,000,000
Interest income	15,883,000,000	16,005,000,000	¥ 15,852,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	407,202,000,000	430,435,000,000
Interest bearing receivables	13,650,000,000	62,235,000,000
Interest income	¥ 15,883,000,000	¥ 16,005,000,000	¥ 15,852,000,000
Average interest rate	3.13%	3.44%	3.75%
Sensitivity analysis, percentage	1.00%	1.00%	1.00%
Sensitivity analysis, increase/decrease in profit for the year and total equity	¥ 3,182,000,000	¥ 3,695,000,000	¥ 3,531,000,000
Interest rate risk [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Bonds		5,000,000,000
Short-term bank deposits from ultimate holding company	¥ 8,611,000,000	¥ 5,552,000,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis, percentage	2.50%	1.20%